Restructuring (Tables)	12 Months Ended
Dec. 31, 2020
Restructuring
Schedule of Restructuring Expenses

€ millions	2020	2019	2018
Employee-related restructuring expenses	7	-1,111	-19
Onerous contract-related restructuring expenses and restructuring related impairment losses	-4	-19	0
 Restructuring expenses	3	-1,130	-19

Summary of restructuring provisions

€ millions
Restructuring Provisions
1/1/2020	208
Addition	8
Utilization	-181
Release	-6
Currency impact	-1
12/31/2020	28
Total provisions	441
Restructuring provisions as % of total provisions	6

Schedule of Restructuring Expenses by Functional Area

€ millions	2020	2019	2018
Cost of cloud	0	-20	0
Cost of software licenses and support	1	-118	-2
Cost of services	-3	-154	-3
Research and development	1	-467	-3
Sales and marketing	3	-299	-11
General and administration	2	-71	0
 Restructuring expenses	3	-1,130	-19